Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets at Fair Value

	JPY (millions) As of March 31, 2024
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥182,887	¥—	¥—	¥—	¥182,887
Derivative financial instruments	—	—	17,617	102,606	—	120,223
Investments in convertible notes	—	—	13,459	—	—	13,459
Investments in debt instruments	—	—	1,113	—	—	1,113
Financial assets associated with contingent consideration arrangements	—	—	12,293	—	—	12,293
Trade and other receivables	—	83,734	—	—	—	83,734
Total	¥—	¥266,621	¥44,482	¥102,606	¥—	¥413,709

Financial assets not measured at fair value
Other financial assets -
Other	¥25,892	¥—	¥—	¥—	¥—	¥25,892
Trade and other receivables	584,669	—	—	—	—	584,669
Cash and cash equivalents	457,800	—	—	—	—	457,800
Total	¥1,068,361	¥—	¥—	¥—	¥—	¥1,068,361

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥13,783	¥11,325	¥—	¥25,108
Financial liabilities associated with contingent consideration arrangements	—	—	7,772	—	—	7,772
Other	—	—	1,797	—	—	1,797
Total	¥—	¥—	¥23,352	¥11,325	¥—	¥34,677

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥619,639	¥619,639
Other	—	—	—	—	176,938	176,938
Trade and other payables	—	—	—	—	547,521	547,521
Bonds and loans	—	—	—	—	4,843,752	4,843,752
Total	¥—	¥—	¥—	¥—	¥6,187,850	¥6,187,850

	JPY (millions) As of March 31, 2025
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥151,687	¥—	¥—	¥—	¥151,687
Derivative financial instruments	—	—	12,361	72,007	—	84,369
Investments in convertible notes	—	—	10,424	—	—	10,424
Investments in debt instruments	—	79,342	12,005	—	—	91,348
Financial assets associated with contingent consideration arrangements	—	—	10,197	—	—	10,197
Trade and other receivables	—	65,568	—	—	—	65,568
Total	¥—	¥296,597	¥44,987	¥72,007	¥—	¥413,592

Financial assets not measured at fair value
Other financial assets -
Other	¥23,576	¥—	¥—	¥—	¥—	¥23,576
Trade and other receivables	643,896	—	—	—	—	643,896
Cash and cash equivalents	385,113	—	—	—	—	385,113
Total	¥1,052,586	¥—	¥—	¥—	¥—	¥1,052,586

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥16,309	¥219	¥—	¥16,528
Financial liabilities associated with contingent consideration arrangements	—	—	4,362	—	—	4,362
Total	¥—	¥—	¥20,671	¥219	¥—	¥20,890

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥573,325	¥573,325
Other	—	—	—	—	175,805	175,805
Trade and other payables	—	—	—	—	475,541	475,541
Bonds and loans	—	—	—	—	4,515,265	4,515,265
Total	¥—	¥—	¥—	¥—	¥5,739,936	¥5,739,936

Schedule of Financial Liabilities at Fair Value

	JPY (millions) As of March 31, 2024
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥182,887	¥—	¥—	¥—	¥182,887
Derivative financial instruments	—	—	17,617	102,606	—	120,223
Investments in convertible notes	—	—	13,459	—	—	13,459
Investments in debt instruments	—	—	1,113	—	—	1,113
Financial assets associated with contingent consideration arrangements	—	—	12,293	—	—	12,293
Trade and other receivables	—	83,734	—	—	—	83,734
Total	¥—	¥266,621	¥44,482	¥102,606	¥—	¥413,709

Financial assets not measured at fair value
Other financial assets -
Other	¥25,892	¥—	¥—	¥—	¥—	¥25,892
Trade and other receivables	584,669	—	—	—	—	584,669
Cash and cash equivalents	457,800	—	—	—	—	457,800
Total	¥1,068,361	¥—	¥—	¥—	¥—	¥1,068,361

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥13,783	¥11,325	¥—	¥25,108
Financial liabilities associated with contingent consideration arrangements	—	—	7,772	—	—	7,772
Other	—	—	1,797	—	—	1,797
Total	¥—	¥—	¥23,352	¥11,325	¥—	¥34,677

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥619,639	¥619,639
Other	—	—	—	—	176,938	176,938
Trade and other payables	—	—	—	—	547,521	547,521
Bonds and loans	—	—	—	—	4,843,752	4,843,752
Total	¥—	¥—	¥—	¥—	¥6,187,850	¥6,187,850

	JPY (millions) As of March 31, 2025
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥151,687	¥—	¥—	¥—	¥151,687
Derivative financial instruments	—	—	12,361	72,007	—	84,369
Investments in convertible notes	—	—	10,424	—	—	10,424
Investments in debt instruments	—	79,342	12,005	—	—	91,348
Financial assets associated with contingent consideration arrangements	—	—	10,197	—	—	10,197
Trade and other receivables	—	65,568	—	—	—	65,568
Total	¥—	¥296,597	¥44,987	¥72,007	¥—	¥413,592

Financial assets not measured at fair value
Other financial assets -
Other	¥23,576	¥—	¥—	¥—	¥—	¥23,576
Trade and other receivables	643,896	—	—	—	—	643,896
Cash and cash equivalents	385,113	—	—	—	—	385,113
Total	¥1,052,586	¥—	¥—	¥—	¥—	¥1,052,586

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥16,309	¥219	¥—	¥16,528
Financial liabilities associated with contingent consideration arrangements	—	—	4,362	—	—	4,362
Total	¥—	¥—	¥20,671	¥219	¥—	¥20,890

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥573,325	¥573,325
Other	—	—	—	—	175,805	175,805
Trade and other payables	—	—	—	—	475,541	475,541
Bonds and loans	—	—	—	—	4,515,265	4,515,265
Total	¥—	¥—	¥—	¥—	¥5,739,936	¥5,739,936

Schedule of Fair Value Measurement of Assets

	JPY (millions) As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥8,511	¥9,106	¥17,617
Investment in convertible notes	—	—	13,459	13,459
Investment in debt instruments	—	—	1,113	1,113
Financial assets associated with contingent consideration arrangements	—	—	12,293	12,293
Derivatives for which hedge accounting is applied	—	102,606	—	102,606
Financial assets measured at fair value through OCI
Trade and other receivables	—	83,734	—	83,734
Equity instruments	93,962	—	88,925	182,887
Total	¥93,962	¥194,851	¥124,896	¥413,709

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥4,677	¥9,106	¥13,783
Financial liabilities associated with contingent consideration arrangements	—	—	7,772	7,772
Other	—	—	1,797	1,797
Derivatives for which hedge accounting is applied	—	11,325	—	11,325
Total	¥—	¥16,002	¥18,675	¥34,677

	JPY (millions) As of March 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥2,892	¥9,470	¥12,361
Investment in convertible notes	—	—	10,424	10,424
Investment in debt instruments	—	—	12,005	12,005
Financial assets associated with contingent consideration arrangements	—	—	10,197	10,197
Derivatives for which hedge accounting is applied	—	72,007	—	72,007
Financial assets measured at fair value through OCI
Trade and other receivables	—	65,568	—	65,568
Equity instruments	78,073	—	73,614	151,687
Investments in debt instruments	79,342	—	—	79,342
Total	¥157,415	¥140,467	¥115,709	¥413,592

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥6,475	¥9,834	¥16,309
Financial liabilities associated with contingent consideration arrangements	—	—	4,362	4,362
Derivatives for which hedge accounting is applied	—	219	—	219
Total	¥—	¥6,694	¥14,196	¥20,890

	JPY (millions) For the Year Ended March 31
	2024		2025
	Financial assets associated with contingent consideration arrangements	Equity instruments	Financial assets associated with contingent consideration arrangements	Equity instruments
As of the beginning of the year	¥23,806	¥83,236	¥12,293	¥88,925
Recognition of financial assets associated with contingent consideration arrangements	—	—	147	—
Changes recognized as finance income (expenses)	(702)	—	516	—
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	(12,415)	—	(1,789)	—
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	1,604	4,900	(970)	(16,846)
Purchases	—	1,760	—	2,843
Sales	—	(217)	—	(361)
Transfers to Level 1	—	(5,008)	—	(1,626)
Acquisition from conversion of convertible notes	—	4,254	—	1,488
Transfers to investments accounted for using the equity method	—	—	—	(809)
As of the end of the year	¥12,293	¥88,925	¥10,197	¥73,614

Schedule of Fair Value Measurement of Liabilities

	JPY (millions) As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥8,511	¥9,106	¥17,617
Investment in convertible notes	—	—	13,459	13,459
Investment in debt instruments	—	—	1,113	1,113
Financial assets associated with contingent consideration arrangements	—	—	12,293	12,293
Derivatives for which hedge accounting is applied	—	102,606	—	102,606
Financial assets measured at fair value through OCI
Trade and other receivables	—	83,734	—	83,734
Equity instruments	93,962	—	88,925	182,887
Total	¥93,962	¥194,851	¥124,896	¥413,709

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥4,677	¥9,106	¥13,783
Financial liabilities associated with contingent consideration arrangements	—	—	7,772	7,772
Other	—	—	1,797	1,797
Derivatives for which hedge accounting is applied	—	11,325	—	11,325
Total	¥—	¥16,002	¥18,675	¥34,677

	JPY (millions) As of March 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥2,892	¥9,470	¥12,361
Investment in convertible notes	—	—	10,424	10,424
Investment in debt instruments	—	—	12,005	12,005
Financial assets associated with contingent consideration arrangements	—	—	10,197	10,197
Derivatives for which hedge accounting is applied	—	72,007	—	72,007
Financial assets measured at fair value through OCI
Trade and other receivables	—	65,568	—	65,568
Equity instruments	78,073	—	73,614	151,687
Investments in debt instruments	79,342	—	—	79,342
Total	¥157,415	¥140,467	¥115,709	¥413,592

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥6,475	¥9,834	¥16,309
Financial liabilities associated with contingent consideration arrangements	—	—	4,362	4,362
Derivatives for which hedge accounting is applied	—	219	—	219
Total	¥—	¥6,694	¥14,196	¥20,890

Schedule of Fair Value of Contingent Consideration Classified as Level 3
The fair value of financial liabilities associated with contingent consideration arrangements are classified as Level 3 in the fair value hierarchy. The following table shows a reconciliation from the opening balances to the closing balances and payment term for financial liabilities associated with contingent consideration arrangements for the years ended March 31, 2024 and 2025, respectively. There are no significant changes in fair value during the changes in significant assumptions which influence the fair value measurement for financial liabilities associated with contingent consideration arrangements.

	JPY (millions) For the Year Ended March 31
	2024	2025
As of the beginning of the year	¥8,139	¥7,772
Changes in the fair value during the period	8,678	(2,059)
Settled and paid during the period	(9,032)	(774)
Foreign currency translation differences	(13)	(577)
As of the end of the year	¥7,772	¥4,362

	JPY (millions) As of March 31
	2024	2025
Payment term (undiscounted)
Within one year	¥2,207	¥3,003
Between one and three years	3,698	1,398
Between three and five years	1,855	—
More than five years	1,171	—

Schedule of Financial Liabilities Not Measured at Fair Value
The carrying amount and fair value of financial instruments that are not measured at fair value in the consolidated statements of financial position are as follows. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments.

	JPY (millions) As of March 31
	2024		2025
	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	¥3,775,879	¥3,420,668	¥3,920,632	¥3,578,117
Long-term loans	750,622	746,831	250,012	245,220

Schedule of Derivative Assets and Liabilities

	JPY (millions) As of March 31, 2024
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥710,301	¥—	¥(9,663)
United States Dollar	170,364	—	(2,618)
Buying:
Euro	336,271	—	6,268
Cross currency interest rate swaps:
Buying:
United States Dollar	874,974	874,974	95,368

	JPY (millions) As of March 31, 2025
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥1,178,796	¥—	¥(3,120)
United States Dollar	128,717	—	1,673
Buying:
Euro	305,964	—	1,054
United States Dollar	129,574	—	(1,693)
Cross currency interest rate swaps:
Buying:
United States Dollar	774,089	774,089	68,154
The following summarizes interest rate swaps, forward interest rate contracts, and cross currency interest rate swaps designated as cash flow hedges as of March 31:

	JPY (millions) As of March 31
	Contract amount	Contract amount to be settled in more than one year	Fair value
2024	¥1,322,069	¥1,052,069	¥101,128
2025	1,103,099	829,089	70,291
The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2024:

		JPY (millions) As of March 31, 2024
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	USD 575 million	¥7,172	¥—	Other financial assets	2.83%
	JPY 90,000 million	33	0	Other financial assets /liabilities	0.57%
Forward interest rate	JPY 270,000 million	34	1,477	Other financial assets /liabilities	0.53%
Currency and interest risk
Cross currency interest rate swaps	USD 6,675 million	95,368	—	Other financial assets	131.08 JPY (0.09)%
Net investment hedges
Foreign currency denominated bonds and loans	USD 3,581 million	—	542,399	Bonds and loans
	EUR 6,628 million	—	1,081,796	Bonds and loans
Forward exchange contracts	USD 1,168 million	—	2,618	Other financial liabilities
	EUR 1,000 million	—	7,229	Other financial liabilities

	JPY (millions) As of March 31, 2024
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥4,063	¥—
Forward interest rate	(19,283)	—
Currency and interest risk
Cross currency interest rate swaps	(52,236)	(15,930)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	344,866	—
Forward exchange contracts	189,796	—

	JPY (millions) For the year ended March 31, 2024
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥4,098	¥—	¥(2,492)	¥—	Finance income
Forward interest rate	387	—	2,349	—	Finance expenses
Currency and interest risk
Cross currency interest rate swaps	166,574	12,392	(137,122)	(2,024)	Finance income and Finance expenses
Net investment hedges
Foreign currency denominated bonds and loans	169,111	—	—	—
Forward exchange contracts	109,212	—	—	—

The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2025:

		JPY (millions) As of March 31, 2025
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	JPY 130,000 million	1,412	—	Other financial assets	1.04%
Forward interest rate	JPY 50,000 million	119	37	Other financial assets /liabilities	1.32%
	USD 1,000 million	650	7	Other financial asset/liability	4.20%
Currency and interest risk
Cross currency interest rate swaps	USD 5,750 million	68,154	—	Other financial assets	134.62 JPY (0.11)%
Net investment hedges
Foreign currency denominated bonds and loans	USD 6,506 million	—	969,495	Bonds and loans
	EUR 6,632 million	—	1,070,017	Bonds and loans
Forward exchange contracts	USD 863 million	1,673	—	Other financial assets
	EUR 1,000 million	—	175	Other financial liabilities

	JPY (millions) As of March 31, 2025
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥1,010	¥—
Forward interest rate	(15,795)	—
Currency and interest risk
Cross currency interest rate swaps	(53,627)	(7,967)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	324,759	—
Forward exchange contracts	203,262	—

	JPY (millions) For the year ended March 31, 2025
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥2,037	¥—	¥(6,415)	¥—	Finance income
Forward interest rate	2,301	—	2,317	—	Finance expenses
Currency and interest risk
Cross currency interest rate swaps	(711)	18,663	(2,355)	(7,350)	Finance income and Finance expenses
Net investment hedges
Foreign currency denominated bonds and loans	(19,662)	—	—	—
Forward exchange contracts	13,466	—	—	—

Schedule of Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis
The following represents the carrying amount of the trade receivables categorized by due date and the analysis of impairment loss allowance as of March 31, 2024 and 2025:

	JPY (millions) except for percentage As of March 31, 2024
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥527,383	¥34,960	¥12,645	¥3,956	¥21,492	¥20,379	¥620,815
Impairment loss allowance	(2,482)	(107)	(143)	(99)	(450)	(5,095)	(8,376)
Net carrying amount	524,901	34,853	12,502	3,857	21,042	15,284	612,439
Weighted average loss rate (%)	0.5%	0.3%	1.1%	2.5%	2.1%	25.0%	1.3%

	JPY (millions) except for percentage As of March 31, 2025
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥585,910	¥28,481	¥9,162	¥5,605	¥19,894	¥12,127	¥661,178
Impairment loss allowance	(1,965)	(299)	(459)	(505)	(2,171)	(4,364)	(9,763)
Net carrying amount	583,945	28,181	8,702	5,100	17,723	7,763	651,414
Weighted average loss rate (%)	0.3%	1.1%	5.0%	9.0%	10.9%	36.0%	1.5%

Summary of Increase (Decrease) in Loss Allowance for Trade Receivables
The following is a summary of the change in the impairment loss allowance for trade receivables for the years ended March 31, 2024 and 2025. The impairment loss allowance recognized for other than trade receivables is immaterial.

	JPY (millions)
	Bad debt provision calculated by simplified approach	Bad debt provision recognized to credit- impaired financial assets	Total
As of April 1, 2023	¥3,327	¥4,029	¥7,356
Increases	857	561	1,419
Decreases (written off)	(437)	(377)	(814)
Decreases (reversed)	(324)	(231)	(555)
Foreign currency translation differences	410	561	971
As of March 31, 2024	¥3,833	¥4,543	¥8,376
Increases	3,249	550	3,799
Decreases (written off)	(1,590)	(391)	(1,981)
Decreases (reversed)	(258)	(56)	(314)
Foreign currency translation differences	(26)	(91)	(117)
As of March 31, 2025	¥5,207	¥4,556	¥9,763

Schedule of Derivative Financial Liabilities by Maturity
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2024 and 2025 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2024 and 2025.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2024
Bonds and loans
Bonds	¥4,092,879	¥5,090,592	¥913,282	¥206,481	¥774,784	¥185,176	¥326,949	¥2,683,919
Loans	750,873	805,847	66,983	100,467	113,605	347,612	76,162	101,019

Trade and other payables	547,521	547,521	547,521	—	—	—	—	—
Lease liabilities	619,639	900,755	66,208	60,944	55,831	53,459	51,235	613,078
Derivative liabilities	25,108	27,590	16,547	762	1,053	1,113	1,096	7,019
Derivative assets	(120,223)	(400,354)	(56,538)	(40,327)	(39,186)	(73,404)	(35,218)	(155,681)

As of March 31, 2025
Bonds and loans
Bonds	¥4,190,632	¥5,635,859	¥499,779	¥570,054	¥216,517	¥355,414	¥1,046,745	¥2,947,350
Loans	324,633	334,907	161,958	1,837	1,903	76,945	41,495	50,769

Trade and other payables	475,541	475,541	475,541	—	—	—	—	—
Lease liabilities	573,325	825,819	64,443	57,426	54,117	50,974	49,114	549,744
Derivative liabilities	16,528	18,043	7,766	1,078	1,047	1,013	1,081	6,057
Derivative assets	(84,369)	(269,425)	(35,404)	(29,400)	(29,428)	(30,556)	(18,240)	(126,397)

Schedule of Non-Derivative Financial Liabilities by Maturity
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2024 and 2025 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2024 and 2025.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2024
Bonds and loans
Bonds	¥4,092,879	¥5,090,592	¥913,282	¥206,481	¥774,784	¥185,176	¥326,949	¥2,683,919
Loans	750,873	805,847	66,983	100,467	113,605	347,612	76,162	101,019

Trade and other payables	547,521	547,521	547,521	—	—	—	—	—
Lease liabilities	619,639	900,755	66,208	60,944	55,831	53,459	51,235	613,078
Derivative liabilities	25,108	27,590	16,547	762	1,053	1,113	1,096	7,019
Derivative assets	(120,223)	(400,354)	(56,538)	(40,327)	(39,186)	(73,404)	(35,218)	(155,681)

As of March 31, 2025
Bonds and loans
Bonds	¥4,190,632	¥5,635,859	¥499,779	¥570,054	¥216,517	¥355,414	¥1,046,745	¥2,947,350
Loans	324,633	334,907	161,958	1,837	1,903	76,945	41,495	50,769

Trade and other payables	475,541	475,541	475,541	—	—	—	—	—
Lease liabilities	573,325	825,819	64,443	57,426	54,117	50,974	49,114	549,744
Derivative liabilities	16,528	18,043	7,766	1,078	1,047	1,013	1,081	6,057
Derivative assets	(84,369)	(269,425)	(35,404)	(29,400)	(29,428)	(30,556)	(18,240)	(126,397)

Schedule of Reconciliation of Liabilities Arising from Financing Activities
Reconciliation of liabilities arising from financing activities

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2023	¥3,658,314	¥723,772	¥256	¥479,351	¥(55,223)	¥14,179	¥4,820,649
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	277,000	—	—	—	—	—	277,000
Proceeds from long-term loans	—	100,000	—	—	—	—	100,000
Repayments of long-term loans	—	(100,351)	—	—	—	—	(100,351)
Repayments of bonds	(220,550)	—	—	—	—	—	(220,550)
Proceeds from the settlement of cross currency interest rate swaps related to bonds	—	—	—	—	60,063	—	60,063
Repayments of lease liabilities	—	—	—	(54,586)	—	—	(54,586)
Interest paid	—	—	—	(20,826)	—	—	(20,826)
Non-cash items
Foreign exchange movement	369,442	27,686	39	58,169	—	—	455,336
Change in fair value	—	—	—	—	(100,207)	(14,179)	(114,386)
New, amended and terminated leases	—	—	—	136,705	—	—	136,705
Others	8,673	(485)	(44)	20,826	—	—	28,970
As of March 31, 2024	¥4,092,879	¥750,622	¥251	¥619,639	¥(95,368)	¥—	¥5,368,024

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2024	¥4,092,879	¥750,622	¥251	¥619,639	¥(95,368)	¥—	¥5,368,024
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(47,000)	—	74,490	—	—	—	27,490
Proceeds from long-term loans	—	90,000	—	—	—	—	90,000
Repayments of long-term loans	—	(587,246)	—	—	—	—	(587,246)
Proceeds from bonds	934,460	—	—	—	—	—	934,460
Repayments of bonds	(733,844)	—	—	—	—	—	(733,844)
Proceeds from the settlement of cross currency interest rate swaps related to bonds and loans	—	—	—	—	46,880	—	46,880
Repayments of lease liabilities	—	—	—	(45,174)	—	—	(45,174)
Interest paid	—	—	—	(24,511)	—	—	(24,511)
Non-cash items
Foreign exchange movement	(62,248)	(3,603)	(0)	(8,892)	—	—	(74,744)
Change in fair value	—	—	—	—	(19,666)	—	(19,666)
New, amended and terminated leases	—	—	—	7,752	—	—	7,752
Others	6,385	239	(119)	24,511	—	—	31,016
As of March 31, 2025	¥4,190,632	¥250,012	¥74,621	¥573,325	¥(68,154)	¥—	¥5,020,436
Others includes an increase in debts due to application of amortized cost method.